Financial instruments and financial risk management - Financial liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial instruments and financial risk management
Financial liabilities	$ 9,202,436	$ 6,021,966
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities	2,128,226	1,262,861
Non-derivative financial liabilities | Shareholder loan
Financial instruments and financial risk management
Financial liabilities	2,076	6,230
Derivative financial liabilities | Derivative liability
Financial instruments and financial risk management
Financial liabilities	7,072,134	4,752,875
Amortized cost
Financial instruments and financial risk management
Financial assets	11,424,553	19,275,147
Amortized cost | Cash and cash equivalents
Financial instruments and financial risk management
Financial assets	11,095,848	18,926,933
Amortized cost | Restricted cash
Financial instruments and financial risk management
Financial assets	184,314	110,707
Amortized cost | Receivables
Financial instruments and financial risk management
Financial assets	$ 144,391	$ 237,507